Shareholder Report, Line Graph (Details) - USD ($)		3 Months Ended
	Apr. 16, 2025	Jun. 30, 2025
Class A Withholding
Account Value [Line Items]
Line Graph and Table Measure Name		DGI U.S. Government Money Market Fund
Accumulated Value	$ 10,000	$ 10,069
Class A Non-Withholding
Account Value [Line Items]
Line Graph and Table Measure Name		DGI U.S. Government Money Market Fund
Accumulated Value	10,000	$ 10,069
Class I Withholding
Account Value [Line Items]
Line Graph and Table Measure Name		DGI U.S. Government Money Market Fund
Accumulated Value	10,000	$ 10,069
Class I Non-Withholding
Account Value [Line Items]
Line Graph and Table Measure Name		DGI U.S. Government Money Market Fund
Accumulated Value	$ 10,000	$ 10,069